THOMPSON COBURN LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6023

October 13, 2015

VIA EDGAR

Mr. Jeffrey Foor

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Unified Series Trust (the “Trust”)
SEC File Nos. 811-21237 and 333-100654

Dear Mr. Foor:

This letter responds to your request for an additional explanation regarding the IRON Equity Premium Income Fund (the “Fund”) being classified as “diversified” in Post-Effective Amendment No. 338 to the Trust’s registration statement on Form N-1A. As disclosed in Post-Effective Amendment No. 338, the Fund invests primarily in other “investment companies,” as that term is defined Section 3 of the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest without limit in a single investment company (subject to certain other legal restrictions).

Section	5(b)(1) of the 1940 Act defines “diversified company” as

a management company which meets the following requirements: At least 75 per centum of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5 per centum of the value of the total assets of such management company and to not more than 10 per centum of the outstanding voting securities of such issuer. [emphasis added]

We understand that Section 5(b)(1) of the 1940 Act has consistently been read to apply the 5% total fund assets test (and 10% of the issuer test) solely to the “other securities,” and not to investments in “cash and cash items . . . , Government securities, [and] securities of other investment companies.” Thus, by its terms, Section 5(b)(1) places no limitations on a diversified company’s investments in cash, Government securities, and securities of other investment companies. For example, in the CNA Management Corporation SEC No-Action Letter (pub. available Nov. 14, 1974), the staff of the U.S. Securities and Exchange Commission (the “SEC Staff”) clarified that:

Section 5(b)(1) provides that a diversified company is one which has 75% of its total assets represented by cash and cash items, Government securities, securities of other investment companies, and “other securities.” The “other securities” are for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the investment company’s total assets. [emphasis added]

In Franklin Templeton Group of Funds, SEC No-Action Letter (pub. available May 21, 1999), the SEC Staff similarly recognized that a diversified company’s investment in securities of other investment companies is not subject to the investment limitations of Section 5(b)(1). In that letter, the SEC Staff permitted a diversified company’s investments in underlying funds excepted from the definition of “investment company” by Section 3(c)(7) of the 1940 Act to nonetheless be considered “investment companies” for purposes of the diversified company’s compliance with Section 5(b)(1).

As a “fund-of-funds,” the Fund meets the definition of a diversified company because at least 75% of its total assets will be represented by other investment companies.

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Should you have any questions or comments regarding this letter, please contact the undersigned at 314.552.6023.

Sincerely,

THOMPSON COBURN LLP

By: /s/ Jonathan D. Van Duren

Schedule A

Unified Series Trust

2960 N. Meridian Street

Indianapolis, Indiana 46208

The undersigned officer of Unified Series Trust, on behalf of the IRON Equity Premium Income Fund (the “Fund”), hereby acknowledges the following:

1. the Fund is responsible for the accuracy and adequacy of the disclosure in the filing;

2. comments from the staff of the U.S. Securities and Exchange Commission (the “SEC”) or changes to disclosure in response to such comments in filings reviewed by the SEC staff do not foreclose the SEC from taking any action with respect to the filing;

3. the Fund may not assert SEC staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Unified Series Trust

By:    /s/ John C. Swhear

        President